Trade and Other Receivables (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Trade and Other Receivables
Beginning balance	$ 64	$ 257
Write Off	0	(244)
Allowance Provided	(7)	51
Ending balance	$ 57	$ 64